Gains and losses on disposal and main changes in scope of consolidation - Gains (losses) on disposal of fixed assets, investments and activities - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Gains (losses) on disposal of fixed assets	€ 50	€ 41
o/w proceeds from disposal of fixed assets	153	124
o/w net book value of assets sold	(103)	(83)
Gains (losses) on disposal of investments and activities		(5)
Gains (losses) on disposal of fixed assets, investments and activities	€ 50	€ 36